Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Net loss per share attributable to Borqs Technologies, Inc.
Schedule of basic and diluted earnings (loss) per share
	For the years ended December 31,
	2016	2017	2018
	$	$	$
Numerator:
Net income (loss) from continuing operations	5,432	(12,790)	(69,058)
Less: Net income (loss) attributable to noncontrolling interest from continuing operation	57	(82)	(104)
Net income (loss) from continuing operations attributable to Borqs Technologies, Inc.	5,375	(12,708)	(68,954)
Accretion to redemption value of preferred shares for continuing operations	(976)	(6,956)	-
Allocation to holders of Preferred Shares for continuing operations	(2,252)	-	-

Net (loss) income from continuing operations attributable to Borqs Technologies, Inc.'s ordinary shareholders	2,147	(19,664)	(68,954)

Net (loss) income from discontinued operations	(2,836)	431	(2,941)
Less: Net (loss) income attributable to noncontrolling interest from discontinued operation	(689)	292	(131)
Net (loss) income from discontinued operations attributable to Borqs Technologies, Inc.	(2,147)	139	(2,810)

Net loss attributable to Borqs Technologies, Inc.'s ordinary shareholders	-	(19,525)	(71,764)

Denominator:
Weighted-average number of ordinary shares—basic	4,224,725	12,842,671	31,200,056
Weighted-average number of ordinary shares—diluted	5,558,577	12,842,671	31,200,056

Weighted-average number of shares outstanding from discontinued operations—basic	4,224,725	12,842,671	31,200,056
Weighted-average number of shares outstanding from discontinued operations—diluted	5,558,577	12,842,671	31,200,056

Net earnings (loss) per share from continuing operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share—Basic:	1.00	(1.53)	(2.21)
Earnings (loss) per share—Diluted:	0.39	(1.53)	(2.21)

Net (loss) earnings per share from discontinued operations attributable to Borqs Technologies, Inc.
(Loss) earnings per share—Basic:	(1.00)	0.01	(0.09)
(Loss) earnings per share—Diluted:	(0.39)	0.01	(0.09)

Net loss per share attributable to Borqs Technologies, Inc.
Loss per share—Basic:	-	(1.52)	(2.30)
Loss per share—Diluted:	-	(1.52)	(2.30)